Fair Value Measurements (Tables)	4 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021
Schedule of value assets and liabilities measured on recurring basis
The Company’s financial liabilities subject to fair value measurement on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measured as of September 26, 2021
	Level 1	Level 2	Level 3	Total
Liabilities included in:
Warrant liability (Public)	$30,400	$—	$—	$30,400
Warrant liability (Private)	—	—	15,586	15,586
Acquisition contingent consideration payable	—	—	24,373	24,373
Earn-out liability	—	—	24,588	24,588

Total fair value	$30,400	$—	$64,547	$94,947

Summary of Assumptions for Estimated Fair Value Using Monte Carlo Simulation Model
The fair value of private warrants was estimated as of September 26, 2021 using the Monte Carlo simulation model with the following assumptions:

Valuation date price	$12.21
Strike price	$11.50
Remaining life	4.81 years
Expected dividend	$—
Risk-free interest rate	0.93%
Price threshold	$18.00
The fair value of the earn-out liability was estimated as of September 26, 2021 using the Monte Carlo simulation model with the following assumptions:

Valuation date price	$12.21
Expected term	6.81 years
Expected volatility	38.24%
Risk-free interest rate	1.25%
Price hurdle 1	$13.00
Price hurdle 2	$15.00

Reconciliation of changes
The reconciliation of changes in Level 3 during the 13-week and 39-week periods ended September 26, 2021 is as follows:

	For the thirty-nine weeks ended September 26, 2021
	Private Warrants	Acquisition Contingent Consideration	Earn-Out Liability	Total
Balance on December 31, 2020	$—	$9,200	$—	$9,200
Cash paid for contingent consideration	—	(2,000)	—	(2,000)
Liabilities assumed in recapitalization	9,613	—	17,722	27,335
Losses included in earnings	5,973	17,173	6,866	30,012

Balance on September 26, 2021	$15,586	$24,373	$24,588	$64,547

Empower Ltd [Member]
Schedule of value assets and liabilities measured on recurring basis

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,052,906
Liabilities:
Warrant liability – public warrants	1	9,583,333
Warrant liability – private placement warrants	3	5,506,667
Forward purchase agreement liability	3	2,050,000

Description	Level	June 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,112,265	$250,052,906
Liabilities:
Warrant liability – public warrants	1	15,666,666	$9,583,333
Warrant liability – private placement warrants	3	9,566,667	$5,506,667
Forward purchase agreement liability	3	3,250,000	2,050,000

Summary of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of August 19, 2020	$—	$—	$—
Initial measurement on October 9, 2020	4,900,000	8,500,000	13,400,000
Change in valuation inputs or other assumptions	606,667	1,083,333	1,690,000
Fair value as of December 31, 2020	$5,506,667	$9,583,333	$15,090,000

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$5,506,667	$9,583,333	$15,090,000
Change in valuation inputs or other assumptions	186,667	250,000	436,667

Fair value as of March 31, 2021	5,693,334	9,833,333	15,526,667
Change in valuation inputs or other assumptions	3,873,333	5,833,333	9,706,666

Fair value as of June 30, 2021	$9,566,667	$15,666,666	$25,233,333

Summary of the changes in the fair value of the FPA liability
The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, October 6, 2020	$50,000
Recognized loss on change in fair value (1)	2,000,000
Fair value, December 31, 2020	$2,050,000

(1)	Represents the non-cash loss on change in valuation of the FPA liability and is included in Recognized loss on change in fair value of FPA liability on the statement of operations.

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, December 31, 2020	$2,050,000
Recognized gain on change in fair value (1)	(300,000)

Fair value, March 31, 2021	1,750,000
Recognized loss on change in fair value (1)	1,500,000

Fair value, June 30, 2021	$3,250,000

(1)	Represents the non-cash loss (gain) on change in valuation of the FPA liability and is included in change in fair value of FPA liability on the accompanying condensed statements of operations.

Summary of Assumptions for Estimated Fair Value Using Monte Carlo Simulation Model
The key inputs into the models for the Private Placement Warrants, Public Warrants and FPA at initial measurement and for the Private Placement Warrants and FPA at December 31, 2020 were as follows:

Input	October 9, 2020	December 31, 2020
Risk-free interest rate	0.45%	0.51%
Trading days per year	252	252
Expected volatility	17.5%	16.5%
Exercise price	$11.50	$11.50
Stock price	$9.54	$10.01

The key inputs into the models for the Private Placement Warrants at June 30, 2021, March 31, 2021 and December 31, 2020 were as follows:

Input	June 30, 2021	March 31, 2021	December 31, 2020
Risk-free interest rate	0.88%	0.98%	0.51%
Trading days per year	252	252	252
Expected volatility	27.2%	17.4%	16.5%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.01	$9.98	$10.01